REAL ESTATE PROPERTY UNDER DEVELOPMENT - Schedule of Real Estate Under development Asset (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 Dalian [Member] USD ($)	Dec. 31, 2012 Dalian [Member] CNY	Dec. 31, 2012 Huainan [Member] USD ($)	Dec. 31, 2012 Huainan [Member] CNY	Dec. 31, 2012 Yizhuang [Member] USD ($)	Dec. 31, 2012 Yizhuang [Member] CNY
Real Estate Properties [Line Items]
Real estate property under development	$ 84,702	527,702	$ 53,082	330,707	$ 26,194	163,191	$ 5,426	33,804